Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 584,746.3	$ 20,824.3	$ 389,862.1	$ 397,543.1
Adjustments for:
Depreciation expense	324,538.4	11,557.6	281,411.8	288,124.9
Amortization expense	7,186.2	255.9	5,472.4	4,421.4
Expected credit losses recognized (reversal) on investments in debt instruments	3.7	0.1	1.7	(2.4)
Finance costs	2,081.5	74.1	3,250.9	3,051.2
Share of profits of associates	(3,562.0)	(126.8)	(2,861.0)	(3,090.6)
Interest income	(9,018.4)	(321.2)	(16,189.4)	(14,694.4)
Share-based compensation	6.6	0.2	2.8
Loss (gain) on disposal or retirement of property, plant and equipment, net	(188.9)	(6.7)	950.0	1,005.6
Loss (gain) on disposal of intangible assets, net	0.6		2.4	(0.4)
Impairment loss (reversal of impairment loss) on property, plant and equipment	10.2	0.4	(301.4)	423.5
Loss (gain) on financial instruments at fair value through profit or loss, net	(3.0)	(0.1)	955.7	358.2
Loss (gain) on disposal of investments in debt instruments at fair value through other comprehensive income, net	(1,439.4)	(51.3)	(537.8)	989.1
Loss from disposal of subsidiaries			4.6
Unrealized (realized) gross profit on sales to associates	16.3	0.6	(3.4)	111.8
Loss (gain) on foreign exchange, net	(1,372.6)	(48.9)	(5,228.2)	2,916.7
Dividend income	(637.6)	(22.7)	(417.3)	(158.4)
Loss (gain) arising from fair value hedges, net			(13.1)	2.3
Gain on lease modification	(2.8)	(0.1)	(2.1)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	(2,965.2)	(105.6)	848.8	480.1
Notes and accounts receivable, net	(8,082.7)	(287.8)	(18,119.6)	(13,271.3)
Receivables from related parties	304.0	10.8	(277.7)	599.7
Other receivables from related parties	7.6	0.3	13.4	106.1
Inventories	(54,372.2)	(1,936.3)	20,249.8	(29,370.0)
Other financial assets	1,389.5	49.5	3,383.5	(4,601.3)
Other current assets	(1,358.1)	(48.4)	(76.3)	(513.0)
Other noncurrent assets				152.6
Accounts payable	404.6	14.4	5,860.1	4,540.6
Payables to related parties	672.8	24.0	58.4	(279.9)
Salary and bonus payable	3,798.9	135.3	1,800.9	216.5
Accrued profit sharing bonus to employees and compensation to directors and supervisors	12,032.1	428.5	(332.2)	562.0
Accrued expenses and other current liabilities	20,617.4	734.2	(2,372.0)	(20,226.4)
Net defined benefit liability	(785.2)	(28.0)	(215.0)	(60.5)
Cash generated from operations	874,028.6	31,126.3	667,182.8	619,336.8
Income taxes paid	(51,362.4)	(1,829.1)	(52,044.1)	(45,382.5)
Net cash generated by operating activities	822,666.2	29,297.2	615,138.7	573,954.3
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss - debt instruments			(124.7)	(310.5)
Acquisitions of financial assets at fair value through other comprehensive income	(262,637.5)	(9,353.2)	(257,558.2)	(96,412.8)
Acquisitions of financial assets at amortized cost	(4,302.8)	(153.2)	(313.9)	(2,294.1)
Acquisitions of property, plant and equipment	(507,238.7)	(18,064.1)	(460,422.2)	(315,581.9)
Acquisitions of intangible assets	(9,542.4)	(339.8)	(9,329.9)	(7,100.3)
Proceeds from disposal or redemption of financial instruments at fair value through profit or loss - debt instruments	30.0	1.1	2,418.2	487.2
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	266,931.9	9,506.1	230,444.5	86,639.3
Proceeds from disposal or redemption of financial assets at amortized cost	285.2	10.2	14,349.2	2,032.4
Proceeds from disposal or redemption of property, plant and equipment	606.7	21.6	287.3	181.5
Proceeds from disposal or redemption of intangible assets				0.5
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	51.1	1.8	1.1	127.9
Derecognition of hedging financial instruments	(308.8)	(11.0)	(436.6)	250.5
Interest received	9,775.1	348.1	16,875.0	14,660.4
Other dividends received	735.1	26.2	320.2	158.4
Dividends received from investments accounted for using equity method	2,752.1	98.0	1,719.0	3,262.9
Increase in prepayments for leases	(4,693.4)	(167.1)
Refundable deposits paid	(726.9)	(25.9)	(1,465.8)	(2,227.5)
Refundable deposits refunded	1,431.9	51.0	1,019.3	1,857.2
Net cash used in investing activities	(505,781.7)	(18,012.1)	(458,801.6)	(314,268.9)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term loans	(31,571.6)	(1,124.3)	31,804.3	23,923.0
Proceeds from short-term bills payable	7,485.3	266.6
Repayments of short-term bills payable	(7,500.0)	(267.1)
Proceeds from issuance of bonds	236,725.7	8,430.4
Repayment of bonds	(31,800.0)	(1,132.5)	(34,900.0)	(58,024.9)
Proceeds from long-term bank loans	2,000.0	71.2
Payments for transaction costs attributable to the issuance of bonds	(390.7)	(13.9)
Repayment of the principal portion of lease liabilities	(2,615.7)	(93.2)	(2,930.6)
Interest paid	(1,781.1)	(63.4)	(3,597.1)	(3,233.4)
Guarantee deposits received	145.6	5.2	62.2	1,668.9
Guarantee deposits refunded	(16.1)	(0.6)	(701.3)	(1,948.1)
Cash dividends	(259,303.8)	(9,234.5)	(259,303.8)	(207,443.0)
Donation from shareholders	7.3	0.3	4.0	10.1
Decrease in non-controlling interests			(75.9)	(77.4)
Net cash used in financing activities	(88,615.1)	(3,155.8)	(269,638.2)	(245,124.8)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(23,498.1)	(836.8)	(9,114.2)	9,862.3
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204,771.3	7,292.5	(122,415.3)	24,422.9
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	455,399.3	16,217.9	577,814.6	553,391.7
CASH AND CASH EQUIVALENTS, END OF YEAR	660,170.6	23,510.4	455,399.3	$ 577,814.6
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	25.4	0.9	850.6
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 1,044.3	$ 37.2	$ 2,565.3